Consolidated Statements of Other Comprehensive Income - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Consolidated Statements of Other Comprehensive Income
Net income for the year	R$ 5,001,014	R$ 8,928,258	R$ 4,608,790
Other comprehensive income (losses) that may be reclassified into income (losses) in subsequent periods	1,523	8,309	9,644
Gains (losses) on derivative financial instruments	(509)	(2,450)	(2,417)
Taxes	173	832	822
Cumulative Translation Adjustments (CTA) on transactions in foreign currency	1,859	9,927	11,239
Other comprehensive income (losses) not to be reclassified into income (losses) in subsequent periods	(132,131)	(63,151)	(113,588)
Unrealized gains ( losses) on financial assets at fair value through other comprehensive income	(17)	(625)	338
Actuarial losses and limitation effect of the assets of surplus plan	(201,660)	(93,491)	(171,296)
Taxes	69,546	30,965	57,370
Other comprehensive losses	(130,608)	(54,842)	(103,944)
Total comprehensive income for the year	R$ 4,870,406	R$ 8,873,416	R$ 4,504,846